Other Payables, Accruals and Advance Receipts	12 Months Ended
Dec. 31, 2022
Other Payables, Accruals and Advance Receipts
Other Payables, Accruals and Advance Receipts

13. Other Payables, Accruals and Advance Receipts

Other payables, accruals and advance receipts consisted of the following:

	December 31,
	2022	2021

	(in US$’000)
Accrued research and development expenses	156,134	116,134
Accrued salaries and benefits	42,442	41,786
Accrued capital expenditures	21,390	11,343
Accrued administrative and other general expenses	14,491	15,836
Accrued selling and marketing expenses	11,564	8,412
Deposits	3,616	2,111
Amounts due to related parties (Note 23(ii))	2,101	1,915
Deferred government grants	673	314
Others	12,210	12,988
	264,621	210,839